Major Customer and Concentrations of Credit Risk (Notes)	6 Months Ended
Jun. 30, 2012
Major Customers And Concentrations Of Credit Risk [Abstract]
Major Customer and Concentrations of Credit Risk
MAJOR CUSTOMER AND CONCENTRATIONS OF CREDIT RISK

Tesoro accounted for 88% and 90% of our total revenues for the three and six months ended June 30, 2012, respectively, and 88% and 84% of our total revenues for the three and six months ended June 30, 2011, respectively. These percentages are not comparable as no revenue was recorded for the Predecessors for transactions with Tesoro in the Terminalling, Transportation and Storage segment or for trucking services in the Crude Oil Gathering segment prior to the Initial Offering.